Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	PYXIS FUNDS I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012